Document and Entity Information	6 Months Ended
Jun. 30, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	RADCOM LTD
Entity Central Index Key	0001016838
Trading Symbol	RDCM
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	6-K
Document Period End Date	Jun. 30, 2018
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2018
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	13,641,325